UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)
March 31, 2007

	Shares or Principal Amount		Value
Common Stocks 97.2%
Aerospace and Defense 4.4%
Goodrich	141,400	shs.	$7,279,272
Precision Castparts	89,500		9,312,475
Spirit Aerosystems Holdings (Class A)*	107,300		3,417,505
			20,009,252
Biotechnology 5.4%
BioMarin Pharmaceutical*	113,200		1,953,832
Celgene*	124,000		6,505,040
Cephalon*	61,200		4,358,052
Cepheid*	398,800		4,737,744
Genzyme*	37,200		2,232,744
MedImmune*	132,700		4,828,953
			24,616,365
Capital Markets 1.1%
E*TRADE Financial*	242,900		5,154,338
Commercial Services and Supplies 0.6%
eTelecare Global Solutions (ADR)*	190,440		2,885,166
Communications Equipment 4.7%
Comverse Technology*	518,900		11,117,432
Opnext*	289,200		4,277,268
Research In Motion*	42,100		5,746,229
			21,140,929
Computers and Peripherals 3.7%
Brocade Communications Systems*	342,700		3,262,504
Palm*	350,400		6,352,752
Seagate Technology	301,800		7,031,940
			16,647,196
Diversified Consumer Services 1.4%
Apollo Group (Class A)*	149,300		6,554,270
Diversified Financial Services 0.7%
Chicago Mercantile Exchange Holdings (Class A)	6,200		3,301,252
Diversified Telecommunication Services 1.5%
Time Warner Telecom (Class A)*	325,900		6,768,943
Electrical Equipment 1.7%
Thomas & Betts*	162,400		7,928,368
Electronic Equipment and Instruments 0.7%
Trimble Navigation*	125,600		3,371,104
Energy Equipment and Services 6.7%
BJ Services	282,800		7,890,120
Ensco International	119,400		6,495,360
Grant Prideco*	154,800		7,715,232
National Oilwell Varco*	76,400		5,943,156
Weatherford International*	49,000		2,209,900
			30,253,768
Food and Staples Retailing 2.1%
Rite Aid*	1,666,600		9,616,282
Health Care Equipment and Supplies 5.0%
DENTSPLY International	208,400		6,825,100
Gen-Probe*	183,900		8,658,012
Hologic*	49,800		2,870,472
Northstar Neuroscience*	167,900		2,149,120
Respironics*	56,200		2,359,838
			22,862,542
Health Care Providers and Services 4.4%
Coventry Health Care*	83,100		4,657,755
inVentiv Health*	59,900		2,293,571
Psychiatric Solutions*	78,400		3,160,304
Quest Diagnostics	110,000		5,485,700
Henry Schein*	79,900		4,408,882
			20,006,212
Hotels, Restaurants and Leisure 6.6%
Hilton Hotels	125,900		4,527,364
Life Time Fitness*	66,300		3,408,483
Pinnacle Entertainment*	180,100		5,235,507
WMS Industries*	201,500		7,906,860
Wynn Resorts	91,100		8,641,746
			29,719,960
Industrial Conglomerates 1.9%
Textron	95,600		8,584,880

Internet and Catalog Retail 1.9%
NutriSystem*	164,400		8,616,204
Internet Software and Services 4.7%
Equinix*	66,400		5,685,832
SAVVIS*	249,500		11,946,060
VeriSign*	146,000		3,667,520
			21,299,412
IT Services 2.5%
Amdocs*	99,500		3,629,760
Cognizant Technology Solutions (Class A)*	87,900		7,758,933
			11,388,693
Life Sciences Tools and Services 1.1%
Waters*	82,700		4,796,600
Machinery 2.1%
AGCO*	107,700		3,981,669
ITT	94,100		5,676,112
			9,657,781
Media 0.8%
Liberty Global (Class A)*	107,000		3,523,510
Metals and Mining 2.5%
Century Aluminum*	76,800		3,600,384
Freeport-McMoRan Copper & Gold (Class B)	120,100		7,949,419
			11,549,803
Oil, Gas and Consumable Fuels 1.6%
Noble Energy	124,400		7,420,460
Pharmaceuticals 2.5%
Adams Respiratory Therapeutics*	56,200		1,890,006
Allergan	57,400		6,361,068
Shire (ADR)	52,800		3,268,320
			11,519,394
Road and Rail 0.5%
CSX	55,000		2,202,750
Semiconductors and Semiconductor Equipment 5.7%
Broadcom (Class A)*	141,800		4,547,526
FormFactor*	180,200		8,063,950
Integrated Device Technology*	170,100		2,622,942
Intersil (Class A)*	272,000		7,205,280
KLA-Tencor	63,300		3,375,156
			25,814,854
Software 3.3%
Business Objects (ADR)*	90,700		3,282,433
Electronic Arts*	91,200		4,592,832
salesforce.com*	162,500		6,958,250
			14,833,515
Specialty Retail 6.9%
Coldwater Creek*	229,000		4,644,120
GameStop (Class A)*	286,000		9,315,020
OfficeMax	112,500		5,933,250
Urban Outfitters*	423,200		11,219,032
			31,111,422
Textiles, Apparel and Luxury Goods 3.9%
Coach*	115,300		5,770,765
Iconix Brand Group*	588,500		12,005,400
			17,776,165
Wireless Telecommunication Services 4.6%
American Tower (Class A)*	176,200		6,862,990
NII Holdings*	186,900		13,864,242
			20,727,232
Total Common Stocks			441,658,622
Repurchase Agreement 1.0%
State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $4,613,787, collateralized by: $4,805,000 US Treasury Notes 4.25%, 8/15/2015, with a fair value of $4,705,378	$4,612,000		4,612,000
Total Investments 98.2%			446,270,622
Other Assets Less Liabilities 1.8%			8,089,603
Net Assets 100.0%			$454,360,225

______________
* Non-income producing security.
ADR - American Depositary Receipts.

The cost of investments for federal income tax purposes was $411,476,547. The tax basis gross appreciation and depreciation of portfolio securities were $42,921,113 and $8,127,038, respectively. Net unrealized appreciation was $34,794,075.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.